AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.2%
Information Technology – 21.3%
Electronic Equipment, Instruments & Components – 4.1%
Allegro MicroSystems, Inc.(a)	260,368	$9,313,363
Littelfuse, Inc.	180,093	43,625,728
Novanta, Inc.(a)	397,316	60,725,777
Shoals Technologies Group, Inc. - Class A(a)	2,009,341	41,975,134

		155,640,002

IT Services – 0.8%
DigitalOcean Holdings, Inc.(a) (b)	934,600	29,477,284

Semiconductors & Semiconductor Equipment – 5.7%
Lattice Semiconductor Corp.(a)	441,208	35,164,278
MACOM Technology Solutions Holdings, Inc.(a)	746,244	43,535,875
Onto Innovation, Inc.(a)	527,830	42,743,673
Silicon Laboratories, Inc.(a) (b)	321,717	44,815,178
Universal Display Corp.	367,954	49,107,141

		215,366,145

Software – 10.7%
Altair Engineering, Inc. - Class A(a)	831,837	57,438,345
Blackline, Inc.(a)	721,652	40,203,233
Braze, Inc. - Class A(a)	1,203,236	35,375,138
Five9, Inc.(a)	550,940	35,722,950
Instructure Holdings, Inc.(a) (b)	1,122,854	29,789,317
Manhattan Associates, Inc.(a) (b)	369,038	61,142,216
Monday.com Ltd.(a)	297,120	36,224,870
Smartsheet, Inc. - Class A(a)	1,078,134	44,063,336
SPS Commerce, Inc.(a)	460,569	67,841,814

		407,801,219

		808,284,650

Health Care – 21.1%
Biotechnology – 10.1%
Ascendis Pharma A/S (ADR)(a)	198,738	13,903,710
Blueprint Medicines Corp.(a)	594,732	30,361,069
Coherus Biosciences, Inc.(a)	2,083,865	15,066,344
Insmed, Inc.(a)	1,248,791	24,351,424
Intellia Therapeutics, Inc.(a)	582,429	21,986,695
IVERIC bio, Inc.(a)	1,378,350	45,333,931
Karuna Therapeutics, Inc.(a)	213,695	42,405,636
Legend Biotech Corp. (ADR)(a)	448,294	30,802,281
Madrigal Pharmaceuticals, Inc.(a)	39,063	12,187,656
Natera, Inc.(a)	750,788	38,079,967
Relay Therapeutics, Inc.(a)	977,880	11,118,496
Ultragenyx Pharmaceutical, Inc.(a)	418,084	18,257,728
Vaxcyte, Inc.(a)	571,867	24,493,064
Vir Biotechnology, Inc.(a)	813,491	20,459,299
Viridian Therapeutics, Inc.(a)	712,300	19,965,769

Company	Shares	U.S. $ Value
Zentalis Pharmaceuticals, Inc.(a)	714,612	$15,742,902

		384,515,971

Health Care Equipment & Supplies – 6.6%
AtriCure, Inc.(a)	1,025,461	45,110,029
iRhythm Technologies, Inc.(a)	368,047	48,361,376
Lantheus Holdings, Inc.(a)	903,167	77,175,620
Silk Road Medical, Inc.(a)	816,140	35,926,483
Treace Medical Concepts, Inc.(a)	1,917,053	46,948,628

		253,522,136

Health Care Providers & Services – 1.7%
Guardant Health, Inc.(a)	854,856	19,285,551
Inari Medical, Inc.(a)	669,199	44,448,198

		63,733,749

Life Sciences Tools & Services – 0.9%
Repligen Corp.(a)	218,462	33,125,393

Pharmaceuticals – 1.8%
Intra-Cellular Therapies, Inc.(a)	677,861	42,129,061
Revance Therapeutics, Inc.(a)	794,920	25,302,304

		67,431,365

		802,328,614

Consumer Discretionary – 16.2%
Automobile Components – 1.5%
Fox Factory Holding Corp.(a)	527,541	58,488,471

Broadline Retail – 1.4%
Driven Brands Holdings, Inc.(a)	1,722,651	52,885,386

Diversified Consumer Services – 0.7%
European Wax Center, Inc. - Class A(a)	1,480,872	27,899,628

Hotels, Restaurants & Leisure – 8.0%
Hilton Grand Vacations, Inc.(a) (b)	1,297,191	55,519,775
Life Time Group Holdings, Inc.(a) (b)	2,416,795	50,245,168
Planet Fitness, Inc. - Class A(a)	644,173	53,556,543
Texas Roadhouse, Inc.	661,629	73,189,400
Wingstop, Inc.	349,270	69,892,420

		302,403,306

Household Durables – 2.4%
Meritage Homes Corp.	308,439	39,495,614
Skyline Champion Corp.(a)	693,602	51,444,460

		90,940,074

Specialty Retail – 2.2%
Five Below, Inc.(a)	255,150	50,356,404
Floor & Decor Holdings, Inc. - Class A(a)	22,138	2,199,189

Company	Shares	U.S. $ Value
Lithia Motors, Inc.	134,686	$29,750,790
		82,306,383

		614,923,248

Industrials – 16.1%
Aerospace & Defense – 3.7%
Axon Enterprise, Inc.(a)	183,384	38,640,843
Curtiss-Wright Corp.	272,029	46,198,685
Hexcel Corp.	757,553	54,604,420

		139,443,948

Commercial Services & Supplies – 1.3%
Tetra Tech, Inc.	373,558	51,689,220

Construction & Engineering – 1.6%
Comfort Systems USA, Inc.	412,726	61,698,410

Ground Transportation – 2.0%
Saia, Inc.(a) (b)	259,240	77,193,895

Machinery – 3.5%
Esab Corp.	788,643	46,025,205
ITT, Inc.	511,101	43,157,368
Middleby Corp. (The)(a)	306,954	43,243,680

		132,426,253

Professional Services – 2.8%
FTI Consulting, Inc.(a) (b)	284,824	51,410,732
Insperity, Inc.	451,578	55,300,242

		106,710,974

Trading Companies & Distributors – 1.2%
SiteOne Landscape Supply, Inc.(a)	301,789	44,586,307

		613,749,007

Financials – 9.1%
Capital Markets – 3.7%
Houlihan Lokey, Inc.	597,880	54,634,274
P10, Inc. - Class A(b)	1,564,595	16,162,266
StepStone Group, Inc. - Class A	1,437,885	31,676,607
Stifel Financial Corp.	611,010	36,642,270

		139,115,417

Financial Services – 2.5%
Flywire Corp.(a)	1,832,790	53,462,484
Shift4 Payments, Inc. - Class A(a)	619,180	41,961,829

		95,424,313

Insurance – 2.9%
RLI Corp.	486,015	67,580,386
Ryan Specialty Holdings, Inc.(a) (b)	1,035,735	42,320,132

		109,900,518

		344,440,248

Company	Shares	U.S. $ Value

Energy – 6.4%
Energy Equipment & Services – 2.4%
ChampionX Corp.	1,885,518	$51,059,827
TechnipFMC PLC(a)	3,112,368	42,608,318

		93,668,145

Oil, Gas & Consumable Fuels – 4.0%
DTE Midstream LLC(a)	580,459	28,599,215
Matador Resources Co.	1,161,413	56,944,079
Permian Resources Corp.	3,649,692	38,139,282
Southwestern Energy Co.(a)	5,350,984	27,771,607

		151,454,183

		245,122,328

Consumer Staples – 4.1%
Consumer Staples Distribution & Retail – 2.5%
Chefs’ Warehouse, Inc. (The)(a)	1,378,357	45,844,154
Grocery Outlet Holding Corp.(a)	1,735,005	51,668,449

		97,512,603

Food Products – 1.6%
Freshpet, Inc.(a)	594,820	41,024,735
Vital Farms, Inc.(a)	1,457,112	18,767,603

		59,792,338

		157,304,941

Materials – 0.9%
Chemicals – 0.9%
Element Solutions, Inc.	1,911,108	34,686,610

Total Common Stocks (cost $3,158,013,060)		3,620,839,646

INVESTMENT COMPANIES – 1.4%
Funds and Investment Trusts – 1.4%
iShares Russell 2000 Growth ETF(c) (cost $53,353,211)	242,939	54,466,924

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.74%(c) (d) (e) (cost $129,488,048)	129,488,048	129,488,048

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $3,340,854,319)		3,804,794,618

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.74%(c) (d) (e) (cost $28,767,059)	28,767,059	$28,767,059

Total Investments – 100.8% (cost $3,369,621,378)(f)		3,833,561,677
Other assets less liabilities – (0.8)%		(28,834,393)

Net Assets – 100.0%		$3,804,727,284

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of April 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $675,270,365 and gross unrealized depreciation of investments was $(211,330,066), resulting in net unrealized appreciation of $463,940,299.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Small Cap Growth Portfolio

April 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,620,839,646	$—	$—	$3,620,839,646
Investment Companies	54,466,924	—	—	54,466,924
Short-Term Investments	129,488,048	—	—	129,488,048
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	28,767,059	—	—	28,767,059

Total Investments in Securities	3,833,561,677	—	—	3,833,561,677
Other Financial Instruments(b)	—	—	—	—

Total	$3,833,561,677	$—	$—	$3,833,561,677

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2023 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$148,375	$865,792	$884,679	$129,488	$2,846
Government Money Market Portfolio*	83,269	670,440	724,942	28,767	1,045
Total	$231,644	$1,536,232	$1,609,621	$158,255	$3,891

*	Investments of cash collateral for securities lending transactions